Other Current Assets and Other Current Financial Assets - Summary of Other Current Financial Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)
Disclosure of other financial assets [abstract]
Restricted cash	$ 504		$ 774
Derivative financial instruments	233		737
Total	$ 737	$ 38	$ 1,511